Going Concern	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2 – Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”), which contemplate the continuation of the Company as a going concern. The Company currently has an accumulated deficit of $(5,421,529) as of December 31, 2024. The Company has negative working capital of $(14,263,400) as of December 31, 2024. The Company has not established a stabilized source of gross profit sufficient to cover operating costs over a reasonable period of time. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. However, Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (RLSP) currently has access to an unused loan facility of RMB 26 million (about USD $3.6 million) from the Ningbo High-Tech Branch of the Industrial and Commercial Bank of China. However, due to an ongoing account freeze resulting from litigation with Ningbo Rongsen, RLSP has not yet opted to utilize this facility. Our legal counsel is in the process of preparing an appeal to the Zhejiang Provincial High Court. Once the appeal is filed, all current enforcement actions, including the account freeze, will be suspended, allowing the company to resume normal operations. Our lawyers remain highly confident in achieving a favorable resolution. The RMB 26 million (about USD $3.6 million) loan ensures adequate cash flow to facilitate RLSP’s return to full-scale production, effectively addressing any liquidity concerns. If necessary, management intends to utilize this credit facility to meet financial obligations, thereby mitigating any potential impact on business continuity. Management also anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses. The Company intends to position itself so that it will be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.